Contract Asset & Liability (Tables)	12 Months Ended
Dec. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Asset and Liability [Table Text Block]	Total contract assets and contract liabilities as of December 31, 2019 and 2018 are as follows:

(dollars in millions)	December 31, 2019	December 31, 2018
Total contract assets	$4,462	$3,666
Total contract liabilities	(9,014)	(7,818)
Net contract liabilities	$(4,552)	$(4,152)